OTHER ACCOUNTS RECEIVABLE, NET - Net of Impairment Losses (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of other accounts receivables [Abstract]
Contract assets			$ 5,119,649	$ 3,068,629
Other accounts receivables			4,437,885	3,680,116
Total other accounts receivable			9,557,534	6,748,745
Impairment allowance			(256,891)	(226,862)
Total other accounts receivables, net	$ 2,862.0		$ 9,300,643	$ 6,521,883	[2]

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.